FEDERATED MORTGAGE FUND

(A Portfolio of Federated Total Return Series, Inc.)

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

SUPPLEMENT TO PROSPECTUSES DATED NOVEMBER 30, 2000

     On page 22 of the prospectus for Institutional Service Shares and Institutional Shares, under the section entitled "The Fund's Portfolio Managers Are:", please delete the biographical information of Edward J. Tiedge in its entirety.

     Donald T. Ellenberger and Kathleen M. Foody-Malus remain as Portfolio Managers of the Fund.

                                                                  March 30, 2001


(Logo)

Federated Mortgage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
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Federated Securities Corp., Distributor
Investment Company Act File No. 811-7115
CUSIP 31428Q887

CUSIP 31428Q804

26301 (4/01)